SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2024 Share $ / shares	Aug. 31, 2023 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	4,793,837	3,666,671
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 3.17	$ 3.45
Number of share options granted in share-based payment arrangement | Share	589,950	1,358,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.52	$ 2.36
Number of share options forfeited in share-based payment arrangement | Share	(937,000)	(170,167)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 6.25	$ 3.2
Number of share options expired in share-based payment arrangement | Share	(647,169)
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 2.61
Number of share options exercised in share-based payment arrangement | Share		(60,667)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 1.81
Number of share options outstanding in share-based payment arrangement at end of period | Share	3,799,618	4,793,837
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 2.19	$ 3.17